Discontinued Operations- Sale of BTS Business Segment - Summary of Loss on Disposal (Details) - USD ($)		6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax expense / (benefit)		$ 0	$ 0
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received/receivable	$ 0
Less: net assets disposed	(953,619)
Less/add: FCTR recycled	1,087,921
Gain on disposal before income tax	134,302
Income tax expense / (benefit)	0	$ 0	$ 0
Gain on disposal after income tax	$ 134,302